Taxation - Major components of income tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Provision recognised for uncertain tax positions	£ 159	£ 150	£ 124
Current year charge	412	361	540
Charge in respect of prior periods	25	(50)	11
Total current taxation	437	311	551
Total deferred taxation	62	(114)	(141)
Income tax expense	£ 499	£ 197	£ 410